Stock-based compensation (Tables)	9 Months Ended
Sep. 30, 2017
Stock-based compensation
Schedule of summary of outstanding stock options activity

	Options Outstanding
			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term	Aggregate
	Shares	Price	(Years)	Intrinsic Value
				(in thousands)
Outstanding—January 1, 2017	3,249,784	$11.00	6.89	$—
Granted	2,991,850	$3.50
Forfeited and cancelled	(64,987)	$7.37
Exercised	—	—
Outstanding—September 30, 2017	6,176,647	$7.41	7.78	$13,287
Vested and exercisable—September 30, 2017	2,034,974	$10.38	5.61	$2,249

Schedule of stock-based compensation

We recognized stock‑based compensation expense for employees and directors for stock options and RSUs in the accompanying unaudited consolidated statements of operations as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
Selling, general and administrative	$1,007	$897	$3,042	$3,120
Research and development	324	205	822	401
Total stock-based compensation	$1,331	$1,102	$3,864	$3,521

Schedule of assumptions for estimating fair value of stock option awards

	Nine Months Ended
	September 30,
	2017	2016
Expected term (in years)	5.96	5.87
Risk-free interest rate	1.78% - 2.26%	1.3% - 1.6%
Expected volatility	78.2% - 105.9%	78.1% - 83.6%
Dividend rate	—%	—%

Schedule of summary of unvested RSUs

Number of
Shares
Unvested—January 1, 2017	184,000
Granted	92,250
Forfeited	(2,000)
Vested	—
Unvested—September 30, 2017	274,250